Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	117 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	(1.95%)			2.03%
Performance Inception Date	Mar. 18, 2016
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		4.56%	(1.86%)			2.05%
Performance Inception Date	Mar. 18, 2016
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		6.51%	(1.92%)			2.04%
Performance Inception Date	Mar. 18, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	(1.87%)			1.82%
Performance Inception Date	Mar. 18, 2016
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		8.08%	(1.37%)			2.22%
Performance Inception Date	Mar. 18, 2016
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	(0.88%)			2.71%
Performance Inception Date	Mar. 18, 2016
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	(2.04%)			1.46%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	(1.16%)			1.55%
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		8.65%	(0.95%)			2.65%
Performance Inception Date	Mar. 18, 2016
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		8.30%	(1.16%)			2.43%
Performance Inception Date	Mar. 18, 2016
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.71%	(0.78%)		2.78%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	(0.87%)	(0.46%)
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.79%	(0.83%)	(0.41%)
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		7.55%	(1.83%)			1.82%
Performance Inception Date	Mar. 18, 2016
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	(1.81%)			1.80%
Performance Inception Date	Mar. 18, 2016
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		7.84%	(1.58%)			2.19%
Performance Inception Date	Mar. 18, 2016
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	(1.42%)			2.20%
Performance Inception Date	Mar. 18, 2016
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		8.35%	(1.10%)			2.49%
Performance Inception Date	Mar. 18, 2016
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	(0.83%)			2.76%
Performance Inception Date	Mar. 18, 2016
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		8.53%	(0.95%)			2.68%
Performance Inception Date	Mar. 18, 2016
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		8.70%	(0.78%)			2.81%
Performance Inception Date	Mar. 18, 2016
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			1.80%